BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock International V.I. Fund

(the “Fund”)

Supplement dated September 10, 2026 (the “Supplement”) to the Fund’s

Summary Prospectus and Prospectus, each dated May 1, 2026, as amended or supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock International V.I. Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock International V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Zeshan Azam	2026	Managing Director of BlackRock, Inc.
Wendy Agnew	2026	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF INTERNATIONAL V.I. FUND
The Fund is managed by a team of financial professionals. Zeshan Azam and Wendy Agnew are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information — BlackRock International V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock International V.I. Fund

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Zeshan Azam	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2026	Managing Director of BlackRock, Inc. and Head of Global Equities for Citi Portfolio Solutions Powered by BlackRock since 2025; Director of Citi Investment Management from 2016 to 2025.
Wendy Agnew	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2026	Director of BlackRock, Inc. and Senior Portfolio Manager within Citi Portfolio Solutions Powered by BlackRock since 2025; Senior Portfolio Manager of Citi Investment Management from 2020 to 2025.

Shareholders should retain this Supplement for future reference.